INTEREST EXPENSE	6 Months Ended
Jun. 30, 2012
INTEREST EXPENSE
10.	INTEREST EXPENSE

The following table presents the components of interest expense for the periods ended June 30:

	Three Months		Six Months
	2012	2011	2012	2011
Match funded liabilities	$2,913	$—	$3,703	$—
Amortization of debt issuance costs	1,814	—	2,271	—
Interest rate swaps	237	—	281	—

	$4,964	$—	$6,255	$—